SCHEDULE OF FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Warrants, Beginning balance
Initial Measurements	12,854
Decrease in Fair Value	(9,489)
Translation differences	(46)
Warrants, Ending balance	3,319
Backstop Warrants [Member]
Warrants, Beginning balance
Initial Measurements	12,854
Decrease in Fair Value	(9,489)
Translation differences	(46)
Warrants, Ending balance	$ 3,319